Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2014
Segment Reporting [Abstract]
Income and assets by segment
	Year Ended April 30,
	2014	2013	2012
Net sales:
U.S. Retail Coffee	$2,161.7	$2,306.5	$2,297.7
U.S. Retail Consumer Foods	2,172.6	2,214.8	2,094.5
International, Foodservice, and Natural Foods	1,276.3	1,376.4	1,133.6

Total net sales	$5,610.6	$5,897.7	$5,525.8

Segment profit:
U.S. Retail Coffee	$641.9	$607.5	$543.0
U.S. Retail Consumer Foods	396.9	415.3	393.3
International, Foodservice, and Natural Foods	167.1	198.2	168.6

Total segment profit	$1,205.9	$1,221.0	$1,104.9

Interest expense – net	(79.4)	(93.4)	(79.8)
Cost of products sold – restructuring and merger and integration	(9.4)	(11.5)	(43.2)
Other restructuring and merger and integration costs	(25.6)	(42.8)	(72.5)
Other special project costs	—	(6.7)	—
Corporate administrative expenses	(251.9)	(249.6)	(210.9)
Other income – net	10.1	0.3	2.7

Income before income taxes	$849.7	$817.3	$701.2

Assets:
U.S. Retail Coffee	$4,885.6	$4,882.4	$5,033.6
U.S. Retail Consumer Foods	2,684.1	2,618.2	2,612.7
International, Foodservice, and Natural Foods	1,248.9	1,201.3	1,179.6
Unallocated (A)	253.5	329.9	289.3

Total assets	$9,072.1	$9,031.8	$9,115.2

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$99.9	$100.7	$102.3
U.S. Retail Consumer Foods	52.9	47.1	46.7
International, Foodservice, and Natural Foods	67.4	63.7	37.7
Unallocated (B)	36.2	39.4	64.9

Total depreciation, amortization, and impairment charges	$256.4	$250.9	$251.6

Additions to property, plant, and equipment:
U.S. Retail Coffee	$50.7	$46.5	$86.9
U.S. Retail Consumer Foods	138.8	85.1	159.5
International, Foodservice, and Natural Foods	90.0	74.9	27.8

Total additions to property, plant, and equipment	$279.5	$206.5	$274.2

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense, mainly software amortization.

Segmental information related to net sales and assets by geographic location

	Year Ended April 30,
	2014	2013	2012
Net sales:
Domestic	$5,092.0	$5,355.9	$5,014.7
International:
Canada	$437.2	$459.5	$447.0
All other international	81.4	82.3	64.1

Total international	$518.6	$541.8	$511.1

Total net sales	$5,610.6	$5,897.7	$5,525.8

Assets:
Domestic	$8,650.5	$8,585.4	$8,683.5
International:
Canada	$257.7	$396.3	$386.0
All other international	163.9	50.1	45.7

Total international	$421.6	$446.4	$431.7

Total assets	$9,072.1	$9,031.8	$9,115.2

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,355.1	$1,234.7	$1,164.8
International:
Canada	$16.5	$20.6	$28.1
All other international	38.9	39.0	37.2

Total international	$55.4	$59.6	$65.3

Total long-lived assets (excluding goodwill and other intangible assets)	$1,410.5	$1,294.3	$1,230.1

Product sales information

	Year Ended April 30,
	2014	2013	2012
Coffee	46%	48%	48%
Peanut butter	13	13	12
Fruit spreads	6	6	7
Shortening and oils	6	6	7
Baking mixes and frostings	6	6	6
Canned milk	5	4	5
Flour and baking ingredients	4	4	5
Juices and beverages	3	3	2
Frozen handheld	3	3	2
Portion control	2	2	2
Toppings and syrups	2	2	2
Other	4	3	2

Total product sales	100%	100%	100%